Employee Benefits Obligation - Additional information (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Weighted average duration of defined benefit obligation	15 years	13 years